REPORT FOR THE CALENDAR QUARTER, ENDED December 31, 2009

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                                                                 OMB Approval
                                                                 OMB 3235-0006
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                                                                 SEC USE ONLY
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FORM           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
13F           MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                Report for the Calendar Qtr, Ended December 31, 2009

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                (Please read instructions before preparing form.)
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Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.): | | is a restatement.
                                  | | adds new holdings entries.
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Name of Institutional Investment Manager:

                   GOODHOPE ADVISERS, LLC
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Business Address:

      1345 Avenue of the Americas      New York      NY          10105-4300
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                 Street                  City       State            Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

Mark Goldstein            212-698-3101           Chief Compliance Officer
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   ATTENTION--Intentional misstatements or omissions of facts constitute
              Federal Criminal Violations. See 18 U.S.C. 1001 and
              15 U.S.C. 78ff(a).
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   The institutional Investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 11th day of February, 2010.

                                    GoodHope Advisers, LLC
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                                    (Name of Institutional Investment Manager)

                                    /s/ Mark Goldstein
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                                    (Manual Signature of Person Duly Authorized
                                            to Submit This Report)


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

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REPORT SUMMARY:

Number of Other Included Managers:                      1
Form 13 F Information Table Entry Total:         17,111,643
Form 13 F Information Table Value Total:    467,952 (x$1000)

First Eagle Investment Management, LLC

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D CBS CORP NEW                   CL B             124857202    22132  1575227 SH       SOLE                1575227        0        0
D CITIGROUP INC                  COM              172967101     3972  1200000 SH       SOLE                1200000        0        0
D E M C CORP MASS                COM              268648102    15723   900000 SH       SOLE                 900000        0        0
D FORD MTR CO DEL                COM PAR $0.01    345370860    37500  3750000 SH       SOLE                3750000        0        0
D FREEPORT-MCMORAN COPPER & GO   COM              35671D857    16861   210000 SH       SOLE                 210000        0        0
D HALLIBURTON CO                 COM              406216101    19997   664561 SH       SOLE                 664561        0        0
D JPMORGAN CHASE & CO            COM              46625H100    31253   750000 SH       SOLE                 750000        0        0
D LOWES COS INC                  COM              548661107    23156   990000 SH       SOLE                 990000        0        0
D OCCIDENTAL PETE CORP DEL       COM              674599105    31727   390000 SH       SOLE                 390000        0        0
D PROSHARES TR                   PSHS ULTSH 20YRS 74347R297    30000   600000 SH       SOLE                 600000        0        0
D SPDR GOLD TRUST                GOLD SHS         78463V107    48290   450000 SH       SOLE                 450000        0        0
D SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    12951   900000 SH       SOLE                 900000        0        0
D STANLEY WKS                    COM              854616109    16998   330000 SH       SOLE                 330000        0        0
D TJX COS INC NEW                COM              872540109    11513   315000 SH       SOLE                 315000        0        0
D TEXAS INSTRS INC               COM              882508104    40778  1564755 SH       SOLE                1564755        0        0
D VIACOM INC NEW                 CL B             92553P201     4460   150000 SH       SOLE                 150000        0        0
D WELLS FARGO & CO NEW           COM              949746101    62914  2331000 SH       SOLE                2331000        0        0
D WELLS FARGO & CO NEW           PERP PFD CNV A   949746804    37730    41100 SH       SOLE                  41100        0        0
S REPORT SUMMARY                 18 DATA RECORDS  467952  17111643      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED